Segment information (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Revenue, Major Customer [Line Items]
Revenues	$ 58,829,900	$ 65,493,106
CHINA
Revenue, Major Customer [Line Items]
Revenues	58,129,408	64,217,607
Foreign Countries [Member]
Revenue, Major Customer [Line Items]
Revenues	$ 700,492	$ 1,275,499
Sales Revenue, Net [Member]
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	68.00%	70.00%
Sales Revenue, Net [Member] | CHINA
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	99.00%
Sales Revenue, Net [Member] | Foreign Countries [Member]
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	23.00%
Products Sales [Member] | CHINA
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	75.00%
Products Sales [Member] | Foreign Countries [Member]
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	25.00%